Leases - Schedule of Lease Receivables Recognized (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Beginning balance	$ 42,856
Additions	244,265	45,856
Interest on lease receivables	1,209
Receipt of payments		(3,000)
Ending balance	288,330	42,856
Current portion of lease receivables	(49,680)	(4,297)
Long term potion of lease receivables	$ 238,650	$ 38,559